Statements of Operations (Parentheticals)	12 Months Ended
	Apr. 30, 2024 ¥ / shares shares	Apr. 30, 2024 $ / shares shares	Apr. 30, 2023 ¥ / shares shares	Apr. 30, 2022 ¥ / shares shares
Income Statement [Abstract]
Weighted-average shares outstanding used to compute net loss per share, diluted	14,359,123	14,359,123	6,771,025	6,000,000
Net loss per share attributable to common stockholders, diluted (in Yen per share and Dollars per share) | (per share)	¥ (137.51)	$ (0.87)	¥ (290.28)	¥ (184.91)